UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz        New York, New York             May 9, 2006
------------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total: $655,255
                                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number     Name

1       28-10683                 Marathon Global Convertible Master Fund, Ltd.

2       28-11604                 Marathon Special Opportunity Master Fund, Ltd.

                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCR    MGRS     SOLE    SHARED       NONE
AGCO CORP NOTE 1.750%12/3     NOTE 1.750% 12/3  001084AL6  19,373  18,000,000  PRN       Shared   1                  18000000.00
ALBERTSONS INC                COM               013104104   1,340      52,210  SH        Shared   2                    52,210.00
AMGEN INC                     COM               031162100   1,125     167,900  SH  PUT   Shared   1                    167900.00
AMGEN INC                     COM               031162100   4,401      60,498  SH        Shared   1                     60498.00
AMR CORP                      COM               001765106     369     250,000  SH  PUT   Shared   2                    250000.00
ARVINMERITOR INC              COM               043353101   3,057     205,052  SH        Shared   2                   205,052.00
BANKUNITED FINL CORP          NOTE 3.125% 3/0   06652BAE3   4,644   5,000,000  PRN       Shared   1                   5000000.00
BARRICK GOLD CORP             COM               067901108   4,086     150,000  SH        Shared   1                    150000.00
BAUSCH & LOMB INC             FRNT 8/0          071707AM5  13,000  10,000,000  SH        Shared   1                  10000000.00
BBVA BANCO FRANCES S A        SPONSORED ADR     07329M100     198      25,000  SH        SOLE     None   25,000.00
BLOCK H & R INC               COM               093671105     205     200,000  SH  CALL  Shared   2                    200000.00
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     550   1,000,000  SH  PUT   Shared   2                 1,000,000.00
CBRL GROUP INC                NOTE 4/0          12489VAB2   4,950  10,000,000  PRN       Shared   1                  10000000.00
CENTERPOINT ENERGY INC        NOTE 2.875% 1/1   15189TAL1  20,475  20,000,000  PRN       Shared   1                  20000000.00
CENTERPOINT ENERGY INC        NOTE 3.750% 5/1   15189TAM9  16,631  15,000,000  PRN       Shared   1                  15000000.00
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1   17285TAB2   8,288  10,000,000  PRN       Shared   1                  10000000.00
COMCAST CORP NEW              CL A              20030N101  14,650     560,000  SH        Shared   1                    560000.00
COMCAST CORP NEW              CL A              20030N101   1,308      50,000  SH        Shared   2                    50,000.00
COMPANIA DE TELECOMUNICS CHI  SPON ADR NEW      204449300     447      50,000  SH        SOLE     None   50,000.00
COMPUTER SCIENCES CORP        COM               205363104   3,361      60,500  SH        Shared   2                    60,500.00
CONSTAR INTL INC NEW          COM               21036U107     404     121,400  SH        Shared   2                   121,400.00
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1   210795PJ3  66,243  42,566,000  PRN       Shared   1                  42566000.00
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1   210795PJ3  27,234  17,500,000  PRN       Shared   2                17,500,000.00
CONTINENTAL AIRLS INC         NOTE 4.500% 2/0   210795PD6  19,700  20,000,000  PRN       Shared   2                20,000,000.00
DURA AUTOMOTIVE SYSTEMS CORP  CL A              265903104     341     141,930  SH        Shared   2                   141,930.00
DYNEGY INC NEW                SDCV 4.750% 8/1   26816QAB7  54,194  39,959,000  PRN       Shared   1                  39959000.00
EL PASO ELEC CO               COM NEW           283677854   1,530   1,133,600  SH  CALL  Shared   2                 1,133,600.00
ELAN PLC                      ADR               284131208   1,095     150,000  SH  CALL  Shared   2                    150000.00
FAIRFAX FINL HLDGS LTD        DBCV 5.000% 7/1   303901AL6   8,978  10,500,000  PRN       Shared   2                10,500,000.00
FAIRFAX FINL HLDGS LTD        DBCV 5.000% 7/1   303901AL6  11,115  13,000,000  PRN       Shared   1                  13000000.00
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206  18,049     606,500  PRN       Shared   1                    606500.00
GAP INC DEL                   COM               364760108     350     350,000  SH  PUT   Shared   1                    350000.00
GAP INC DEL                   COM               364760108   2,148     115,000  SH        Shared   1                    115000.00
GATEWAY INC                   NOTE 1.500%12/3   367626AB4   7,738  10,000,000  PRN       Shared   1                  10000000.00
GENERAL MTRS CORP             COM               370442105     535     200,000  SH  PUT   Shared   1                    200000.00
GRACE W R & CO DEL NEW        COM               38388F108  14,581   1,096,307  SH        Shared   2                 1,096,307.00
GRAFTECH INTL LTD             DBCV 1.625% 1/1   384313AB8     730   1,000,000  PRN       Shared   1                   1000000.00
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100     876     113,000  SH        SOLE     None  113,000.00
HASBRO INC                    DBCV 2.750%12/0   418056AN7  20,573  19,500,000  PRN       Shared   1                  19500000.00
HAYES LEMMERZ INTL INC        COM NEW           420781304   7,381   2,703,513  SH        Shared   2                 2,703,513.00
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT    450047204   4,242     358,000  SH        SOLE     None  358,000.00
ISHARES INC                   MSCI JAPAN        464286848     360      25,000  SH        SOLE     None   25,000.00
ITC DELTACOM INC              COM PAR 0.01      45031T872     460     430,222  SH        Shared   2                   430,222.00
JETBLUE AWYS CORP             NOTE 3.500% 7/1   477143AB7  14,956  16,757,000  PRN       Shared   1                  16757000.00
LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1   52729NBA7   6,610   7,427,000  PRN       Shared   1                   7427000.00
LODGIAN INC                   COM PAR $.01      54021P403     867      62,438  SH        Shared   2                    62,438.00
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AH0  15,628  14,000,000  PRN       Shared   1                  14000000.00
MASCO CORP                    NOTE 7/2          574599BB1  26,636  57,591,000  PRN       Shared   1                  57591000.00
MECHEL OAO                    SPONSORED ADR     583840103     398      15,500  SH        SOLE     None   15,500.00
MEDTRONIC INC                 DBCV 1.250% 9/1   585055AD8  18,117  18,300,000  PRN       Shared   1                  18300000.00
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109     960      29,000  SH        SOLE     None   29,000.00
MPOWER HOLDING CORP           COM NEW           62473L309     444     300,000  SH        Shared   2                   300,000.00
NESS TECHNOLOGIES INC         COM               64104X108     280      22,200  SH        SOLE     None   22,200.00
NEWMONT MINING CORP           COM               651639106   6,253     120,500  SH        Shared   1                    120500.00
NTL INC NEW                   COM               62941W101  11,445     393,155  SH        Shared   2                   393,155.00
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AB1     554     605,000  PRN       Shared   1                    605000.00
PLACER DOME INC               DBCV 2.750%10/1   725906AK7   5,255   4,238,000  PRN       Shared   1                   4238000.00
PRICELINE COM INC             NOTE 1.000% 8/0   741503AC0   2,610   3,000,000  PRN       Shared   1                   3000000.00
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4  33,297  25,000,000  PRN       Shared   1                  25000000.00
RELIANT ENERGY INC            COM               75952B105     657     350,000  SH  PUT   SOLE     1                    350000.00
RELIANT ENERGY INC            COM               75952B105     846      80,000  SH        Shared   1                     80000.00
RELIANT ENERGY INC            COM               75952B105     529      50,000  SH        Shared   2                    50,000.00
SABRE HLDGS CORP              CL A              785905100     932      39,600  SH        Shared   2                    39,600.00
SEPRACOR INC                  NOTE 10/1         817315AW4   8,918   9,500,000  PRN       Shared   1                   9500000.00
SLM CORP                      DBCV 7/2          78442PAC0  34,468  34,085,000  PRN       Shared   1                  34085000.00
SOLECTRON CORP                NOTE 0.500% 2/1   834182AT4  15,500  20,000,000  PRN       Shared   1                  20000000.00
SPDR TR                       UNIT SER 1        78462F103  25,900     200,000  SH        SOLE     None  200,000.00
TELIK INC                     COM               87959M109      65     100,000  SH  CALL  Shared   1                    100000.00
TELIK INC                     COM               87959M109     330     100,000  SH  PUT   Shared   1                    100000.00
TELIK INC                     COM               87959M109     378      19,500  SH        Shared   1                     19500.00
TIME WARNER INC               COM               887317105     627     912,800  SH  PUT   Shared   1                    912800.00
TRANSPORTADORA DE GAS SUR     SPON ADR B        893870204     824     162,600  SH        SOLE     None  162,600.00
UAL CORP                      COM NEW           902549807     545     100,000  SH  PUT   Shared   2                    100000.00
UAL CORP                      DBCV 5.000% 2/0   902549AE4   2,798   2,600,000  PRN       Shared   1                   2600000.00
UAL CORP                      COM NEW           902549807     675     250,000  SH  PUT   Shared   2                    250000.00
VECTOR GROUP LTD              NOTE 6.250% 7/1   92240MAC2   7,793   7,745,000  PRN       Shared   1                   7745000.00
WATSON PHARMACEUTICALS INC    COM               942683103     205     100,000  SH  PUT   Shared   1                    100000.00
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1   942683AC7  16,560  18,000,000  SH        Shared   1                  18000000.00
ZYMOGENETICS INC              COM               98985T109   1,081      50,000  SH        Shared   1                     50000.00
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